17. Convertible Bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total convertible bonds	$ 0	$ 13,400
Convertible Bonds [Member]
Convertible bonds, current	55,907	41,600
Convertible bonds, noncurrent	0	13,400
Total convertible bonds	55,907	55,000
Convertible Bonds [Member] | Brilliant King Group Limited [Member]
Convertible bonds, current	12,000	12,000
Convertible Bonds [Member] | Poseidon Sports Limited [Member]
Convertible bonds, current	3,000	3,000
Convertible Bonds [Member] | Magical Glaze Limited [Member]
Convertible bonds, current	20,000	6,600
Convertible bonds, noncurrent	0	13,400
Convertible Bonds [Member] | Vision Edge Limited [Member]
Convertible bonds, current	20,000	20,000
Convertible Bonds [Member] | Iliad Research and Trading, L.P. [Member]
Convertible bonds, current	$ 907	$ 0